Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	4.50%	18.00%	20.40%
Premiums earned:	$ 5,617	$ 8,382	$ 4,586
Ceded to other companies	1,333	1,602	1,293
Assumed from other companies	203	1,487	844
Net premiums	4,487	8,267	4,137
Life insurance in-force
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross amount	132,524	140,113	145,671
Ceded to other companies	105,343	109,867	23,081
Assumed from other companies	67	83	120
Net amount	$ 27,248	$ 30,329	$ 122,710
Percentage of amount assumed to net	0.20%	0.30%	0.10%
Life and annuity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	7.80%	24.20%	4.00%
Premiums earned:	$ 2,131	$ 4,144	$ 1,996
Ceded to other companies	227	125	177
Assumed from other companies	161	1,284	76
Net premiums	$ 2,065	$ 5,303	$ 1,895
Health
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	0.00%	931.60%	172.40%
Premiums earned:	$ 50	$ 89	$ 163
Ceded to other companies	35	247	226
Assumed from other companies	0	177	150
Net premiums	$ 15	$ 19	$ 87
Property and casualty
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Percentage of amount assumed to net	1.70%	0.90%	28.70%
Premiums earned:	$ 3,436	$ 4,149	$ 2,427
Ceded to other companies	1,071	1,230	890
Assumed from other companies	42	26	618
Net premiums	$ 2,407	$ 2,945	$ 2,155